As filed with the Securities and Exchange Commission on February 29, 1996



                                                              File Nos. 33-5819
                                                                       811-5034


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                                 POST-EFFECTIVE
                                AMENDMENT NO. 16
                                      and
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 17


                        LANDMARK TAX FREE INCOME FUNDS*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


      PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
          ROGER P. JOSEPH, BINGHAM, DANA & GOULD, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110




     It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (b) of Rule 485.

     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or prior to February 29, 1996 for Registrant's fiscal year ended December 31, 1995.


--------------------------------------------------------------------------------
*Formerly, Landmark New York Tax Free Income Fund. This filing relates only to Landmark National Tax Free Income Fund.

                         LANDMARK TAX FREE INCOME FUNDS

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

N-1A
ITEM NO.  N-1A ITEM                                                 LOCATION

PART A                                                              PROSPECTUS


Item 1.   Cover Page............................................    Cover Page
Item 2.   Synopsis..............................................    Expense Summary
Item 3.   Condensed Financial Information.......................    Condensed Financial Information
Item 4.   General Description of Registrant.....................    Investment Information; General
                                                                    Information; Appendix
Item 5.   Management of the Fund................................    Management; Expenses
Item 5A.  Management's Discussion of Fund Performance...........    Not Applicable
Item 6.   Capital Stock and Other Securities....................    General Information; Classes of
                                                                    Shares; Voting and Other Rights;
                                                                    Purchases; Exchanges; Redemptions;
                                                                    Dividends and Distributions; Tax
                                                                    Matters
Item 7.  Purchase of Securities Being Offered...................    Purchases; Exchanges; Redemptions
Item 8.  Redemption or Repurchase...............................    Purchases; Exchanges; Redemptions
Item 9.  Pending Legal Proceedings..............................    Not Applicable


                                                                    STATEMENT OF
                                                                    ADDITIONAL
PART B                                                              INFORMATION

Item 10. Cover Page.............................................    Cover Page
Item 11. Table of Contents......................................    Cover Page
Item 12. General Information and History........................    The Funds
Item 13. Investment Objectives and Policies.....................    Investment Objective, Policies and
                                                                    Restrictions
Item 14. Management of the Fund.................................    Management
Item 15. Control Persons and Principal Holders of Securities....    Management
Item 16. Investment Advisory and Other Services.................    Management
Item 17. Brokerage Allocation and Other Practices...............    Portfolio Transactions
Item 18. Capital Stock and Other Securities.....................    Description of Shares, Voting Rights
                                                                    and Liabilities
Item 19. Purchase, Redemption and Pricing of Securities
         Being Offered..........................................    Description of Shares, Voting Rights
                                                                    and Liabilities; Determination of Net
                                                                    Asset Value; Valuation of Securities;
                                                                    Additional Purchase and Redemption
                                                                    Information
Item 20. Tax Status.............................................    Certain Additional Tax Matters
Item 21. Underwriters...........................................    Management
Item 22. Calculation of Performance Data........................    Performance Information
Item 23. Financial Statements...................................    Independent Accountants and Financial
                                                                    Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE


     This Post-Effective Amendment (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") is being filed with respect to Landmark National Tax Free Income Fund (the "Fund"), a series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the date the shares of the Fund were sold to the public or operations otherwise began. The Amendment is being filed to include
(i) a supplement to the Registrant's Prospectus for the Fund containing unaudited financial statements for the Fund, and (ii) a supplement to the Registrant's Statement of Additional Information for the Fund containing unaudited financial statements for the Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus and Statement of Additional Information for the Fund, both of which are hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

  Supplement Dated February 29, 1996 to Prospectus Dated April 3, 1995

                         LANDMARK TAX FREE INCOME FUNDS

                     Landmark National Tax Free Income Fund

                     Landmark New York Tax Free Income Fund


The date of the Prospectus shall now be February 29, 1996.


The first paragraph of the "Condensed Financial Information" section on page 6 of the Prospectus is hereby amended in its entirety to read as follows:

     The following tables provide condensed financial information about the New York Tax Free Income Fund and the National Tax Free Income Fund for the periods indicated. The information below should be read in conjunction with the financial statements appearing in the New York Tax Free Income Fund's Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information, and the unaudited financial statements of the National Tax Free Income Fund, which accompany the Statement of Additional Information. The financial statements and notes as well as the tables below with respect to the New York Tax Free Income Fund, have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report is included in the New York Tax Free Income Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).


The following table should precede the "Investment Information" section on page 7 of the Prospectus:



                                                             NATIONAL TAX FREE INCOME FUND
                                                                  FINANCIAL HIGHLIGHTS
                                                                     CLASS A SHARES
                                              (No Class B shares were outstanding during these periods.)


                                                                     AUGUST 17, 1995
                                                                    (COMMENCEMENT OF
                                                                     OPERATIONS) TO
                                                                   DECEMBER 31, 1995


Net Asset Value, beginning of period.........................           $10.00
                                                                        ------

Income from Operations:
Net investment income........................................            0.187
Net realized and unrealized gain (loss) on investments.......            0.551
                                                                         -----

   Total from operations.....................................            0.738
                                                                         -----

Less Dividends from:
   Net investment income.....................................           (0.188)
                                                                        -------

Net Asset Value, end of period...............................           $10.55
                                                                        ======

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted).................           $1,306
   Ratio of expenses to average net assets ..................               0%
   Ratio of net investment income to average net assets......            5.20%*
   Portfolio turnover........................................               0%
   Total return..............................................            7.43%**



Note: If Agents of National Tax Free Income Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly and had net expenses been limited to that required by certain state securities law, the net investment income per share and the ratios would have been as follows:

Net investment income per share..............................           $0.098
RATIOS:
Expenses to average net assets...............................            2.50%*
Net investment income to average net assets..................            2.70%*

 *Annualized
**Not Annualized






 Supplement Dated February 29, 1996 to Statement of Additional Information Dated April 3, 1995

                         LANDMARK TAX FREE INCOME FUNDS

                     Landmark National Tax Free Income Fund

                     Landmark New York Tax Free Income Fund


The date of the Statement of Information shall now be February 29, 1996.


The following paragraph shall be added at the end of the "Independent
Accountants and Financial Statements" section on page B-31 of the Statement of Additional Information:

     The unaudited financial statements of National Tax Free Income Fund
(Portfolio of Investments at December 31, 1995, Statement of Assets and
Liabilities at December 31, 1995, Statement of Operations for the period from August 17, 1995 (commencement of operations) to December 31, 1995, Statement of
Changes in Net Assets for the period from August 17, 1995 (commencement of operations) to December 31, 1995 and Financial Highlights for the period from August 17, 1995 (commencement of operations) to December 31, 1995) accompany this Statement of Additional Information.
















                         LANDMARK TAX FREE INCOME FUNDS


                     LANDMARK NATIONAL TAX FREE INCOME FUND

                              FINANCIAL STATEMENTS

                                  (UNAUDITED)



Landmark National Tax Free Income Fund
Portfolio Of Investments  December 31, 1995


MOODY'S
BOND                                          PRINCIPAL
RATING                                          AMOUNT
(UNAUDITED) ISSUER                          (000'S OMITTED)         VALUE
-------------------------------------------------------------------------------

 MUNICIPAL BONDS--90.7%

GENERAL OBLIGATION BONDS -- 31.3%
Aaa  Massachusetts State, Construction Loan,
      5.625% due 8/1/13...........................$ 50            $   51,309
Aa    Metro, Oregon Open Space Program
      Series A, 5.50% due 9/1/10..................  50                51,536
Baa1  New York, New York, 6.25% due 8/1/17 ....... 200               203,052
Aaa  San Anselmo, California, 5.60% due 8/1/11....  50                51,464
Aa1  Winston Salem, North Carolina,
      5.40% due 6/1/11............................  50                51,840
                                                                  ----------
                                                                     409,201
                                                                  ----------
HOUSING REVENUE -- 3.9%
Aa   Hawaii State Housing Finance & Development
       Authority, 5.70% due 7/1/13................  50                50,465
                                                                  ----------
POWER REVENUE -- 5.0%
A1   New York State Energy Research & Development
      Authority, 7.50% due 7/1/25.................  60                65,720
                                                                  ----------
STATE AGENCIES -- 7.3%
Baa1 New York State Dormitory Authority,
      5.50% due 5/15/23........................... 100                95,784
                                                                  ----------
TRANSPORTATION REVENUE -- 16.2%
Baa  Arapahoe County, Colorado Capital
      Improvement, 7.00% due 8/31/26.............. 150               161,394
A1   Port Authority of New York & New Jersey,
      4.50% due 10/1/04...........................  50                49,507
                                                                  ----------
                                                                     210,901
                                                                  ----------
WATER AND SEWER REVENUE -- 11.7%
Aaa  Bexar, Texas Metropolitan Water
      District, 6.00% due 5/1/15..................  50                52,580
Aaa  Pittsburgh, Pennsylvania Water & Sewer
      Systems, 5.50% due 9/1/14...................  50                50,380
Aa   Virginia State Resource Authority Water
      & Sewer Authority, 5.60% due 10/1/25........  50                50,255
                                                                  ----------
                                                                     153,215
                                                                  ----------
OTHER REVENUE -- 15.3%
Aaa  Connecticut State Special Tax Obligation,
      4.70% due 10/1/04...........................$ 50            $   50,120
Aaa  Oregon State Department
      Administration Services Series A, 5.375%
       due 11/1/16................................  50                49,592
Aaa  Pleasanton, California School District,
      5.60% due 8/1/11............................  50                52,014
Aaa  University of Montana Revenue Facility,
      5.00% due 11/15/17..........................  50                47,570
                                                                  ----------
                                                                     199,296
                                                                  ----------
TOTAL MUNICIPAL BONDS (Identified Cost $1,121,666)                $1,184,582
                                                                  ----------

VARIABLE RATE DEMAND NOTES*
  AT AMORTIZED COST -- 3.8%

Jackson County, Mississippi Pollution Control
  Authority, 5.90% due 6/1/23.....................  50                50,000
                                                                  ----------

TOTAL INVESTMENTS (Identified Cost $1,171,666)....94.5%            1,234,582
OTHER ASSETS, LESS LIABILITIES...................  5.5                71,545
                                                                  ----------
NET ASSETS.......................................100.0%           $1,306,127
                                                ======            ==========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

  Landmark National Tax Free Income Fund

  Statement Of Assets And Liabilities  December 31, 1995



ASSETS:
Investments, at value (Note 1A)
 (Identified Cost, $1,171,666)...................             $1,234,582
Cash.............................................                 13,473
Interest receivable..............................                 22,154
Receivable for shares of beneficial interest sold                 37,609
                                                              ----------
    Total assets.................................              1,307,818
                                                              ----------

LIABILITIES:
Dividends Payable................................                  1,691
                                                              ----------
    Total liabilities............................                  1,691
                                                              ----------
NET ASSETS for 123,773 shares of beneficial
  interest outstanding...........................             $1,306,127
                                                              ==========
NET ASSETS CONSIST OF:
Paid-in capital..................................             $1,243,211
Unrealized appreciation of investments...........                 62,916
                                                              ----------
    Total........................................             $1,306,127
                                                              ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  OF BENEFICIAL INTEREST.........................                 $10.55
                                                                  ======
COMPUTATION OF OFFERING PRICE:
Maximum Offering Price per share based on a
   4.00% sales charge ($10.55 / 0.96)............                 $10.99
                                                                  ======

See notes to financial statements

Landmark National Tax Free Income Fund
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period August 17, 1995 (Commencement of Operations) to December 31, 1995

INVESTMENT INCOME (Note 1B):
Interest....................................                          $22,587

EXPENSES:
Custodian fees..............................           $15,749
Auditing services...........................            15,000
Legal services..............................             6,190
Trustee fees................................             3,600
Transfer agent fees.........................             3,000
Shareholder reports.........................             3,000
Investment advisory fees (Note 2)...........             1,723
Shareholder servicing agents' fees (Note 3B)             1,723
Administrative fees (Note 3A)...............               862
Distribution fees (Note 4)..................               216
Miscellaneous...............................             1,080
                                                       -------
    Total expenses..........................            52,143

Less expenses assumed by the administrator..           (46,895)
Less fees paid indirectly (Note 1E).........              (724)
Less aggregate amount waived by Investment
  Adviser, Administrator, Shareholder Servicing
  Agents and Distributor (Notes 2, 3A, 3B, and 4)       (4,524)
                                                       -------
    Net expenses...........................                              --
                                                                      -------
    Net investment income..................                            22,587
                                                                      -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investment
  transactions.............................                               --
Unrealized appreciation (depreciation) of
  investments--
  Beginning of period......................                --
  End of period............................             62,916
                                                       -------
Net change in unrealized appreciation
 (depreciation)............................                            62,916
                                                                      -------
Net realized and unrealized gain (loss)
  on investments...........................                            62,916
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .........................                           $85,503
                                                                      =======

See notes to financial statements

Landmark National Tax Free Income Fund
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                             AUGUST 17, 1995
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income.....................................     $   22,587
Net realized gain (loss) on investment transactions.......          --
Net change in unrealized appreciation
 (depreciation) of investments............................         62,916
                                                               ----------
Net increase (decrease) in net assets
 resulting from operations................................         85,503
                                                               ----------

DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income.....................................       (22,707)
                                                               ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares..........................      1,477,019
Net asset value of shares issued to shareholders from
  reinvestment of dividends...............................         21,014
Cost of shares repurchased................................      (254,702)
                                                               ----------
  Net increase in net assets from
    transactions in shares of beneficial interest.........      1,243,331
                                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................      1,306,127

NET ASSETS:
Beginning of period.......................................          --
                                                               ----------
End of period.............................................     $1,306,127
                                                               ==========

See notes to financial statements

Landmark National Tax Free Income Fund
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AUGUST 17, 1995
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            -----------------
Net Asset Value, beginning of period..........................    $ 10.00
                                                                  -------
Income From Operations:
Net investment income.........................................      0.187
Net realized and unrealized gain (loss) on investments........      0.551
                                                                  -------
        Total from operations.................................      0.738
                                                                  -------
Less Dividends From:
  Net investment income.......................................    (0.188)
                                                                  -------
  Net Asset Value, end of period..............................    $ 10.55
                                                                  =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....................     $1,306
Ratio of expenses to average net assets.......................         0%
Ratio of net investment income to average net assets..........      5.20%+
Portfolio turnover............................................         0%
Total return..................................................      7.43%**

    Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly and had expenses been limited to that required by certain state securities law, the net investment income per share and the ratios would have been as follows:
Net investment income per share...............................     $0.098
                                                                  -------

Ratios:
Expenses to average net assets................................      2.50%+
Net investment income to average net assets...................      2.70%+

 + Annualized
** Not annualized

See notes to financial statements

Landmark National Tax Free Income Fund
----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
The Landmark National Tax Free Income Fund (the "Fund") is a separate non-diversified series of Landmark Tax Free Income Funds (the "Trust"), a
Massachusetts business trust. The Trust is registered under the Investment
Company Act of 1940, as amended, as an open-end, management investment company.
The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark
Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DISTRIBUTIONS -- The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

E. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund.
This amount is shown as a reduction of expense on the Statement of Operations.

F. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

(2) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services amounted to $1,723, all of which was voluntarily waived for the period ending December 31, 1995. The investment advisory fee is computed at the annual rate of 0.40% of average daily net assets.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust, on behalf of the Fund, has adopted an Administrative Services Plan
(the "Administrative Services Plan") which provides that the Trust may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed
0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fis cal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services
Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. The Administrative fee amounted to $862, all of which was voluntarily waived for the period ending December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing
Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder
Servicing Agents' fees amounted to $1,723, all of which was voluntarily waived for the period ending December 31, 1995.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund.
No payment of such additional fees has been made during the period. Under the Administrative Services Plan distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets, which amounted to $216, all of which was voluntarily waived for the period ending December 31, 1995.

(5) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,121,666 and $0, respectively.

(6) SHARES OF BENEFICIAL INTEREST
 The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).
Transactions in shares of beneficial interest were as follows:

                                            August 17, 1995
                                           (Commencement of
                                             Operations) to
                                            December 31, 1995
                                           ------------------
Shares sold..............................         146,053
Shares issued to shareholders from
  reinvestment of dividends..............           2,033
Shares repurchased.......................         (24,313)
                                                  -------
Net increase.............................         123,773
                                                  =======

(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost............................    $1,171,666
                                              ==========
Gross unrealized appreciation.............    $   62,916
Gross unrealized depreciation.............        --
                                              ----------
  Net unrealized appreciation.............    $   62,916
                                              ==========


                                     PART C

Item 24.  Financial Statements and Exhibits.


      (a)  Financial Statements Included in Part A:
           LANDMARK NATIONAL TAX FREE INCOME FUND
           Condensed Financial Information - Financial Highlights (for the period from the commencement of operations (August 17, 1995) to December 31, 1995)*


           Financial Statements Included in Part B:
           LANDMARK NATIONAL TAX FREE INCOME FUND
           Portfolio of Investments at December 31, 1995*
           Statement of Assets and Liabilities at December 31, 1995*
           Statement of Operations for the period from August 17, 1995
            (commencement of operations) to December 31, 1995*
           Statement of Changes in Net Assets for the period from August 17,
            1995 (commencement of operations) to December 31, 1995*
           Financial Highlights for the period from August 17, 1995
            (commencement of operations) to December 31, 1995*

      ------------------
     * Financial information is included for Landmark National Tax Free Income
       Fund only.



      (b)  Exhibits


          * 1(a)       Amended and Restated Declaration of Trust of Registrant
        *** 1(b)       Amendment to Registrant's Declaration of Trust
        *** 1(c)       Form of Establishment and Designation of Series of the
                       Registrant
      ***** 1(d)       Amendment to Registrant's Declaration of Trust
        *** 2(a)       Amended and Restated By-Laws of Registrant
       **** 2(b)       Amendment to Amended and Restated By-Laws of Registrant
       **** 4(a)       Form of Certificate representing ownership of Class A
                       shares of the Funds
       **** 4(b)       Form of Certificate representing ownership of Class B
                       shares of the Funds
       **** 6(a)       Form of Amended and Restated Distribution Agreement
                       between the Registrant and The Landmark Funds
                       Broker-Dealer Services, Inc. ("LFBDS"), as distributor,
                       with respect to Class A Shares of the Funds
       **** 6(b)       Form of Distribution Agreement between the Registrant
                       and LFBDS, as distributor, with respect to Class B
                       Shares of the Funds
          * 7          Form of Custodian Contract between the Registrant and
                       State Street Bank and Trust Company ("State Street"), as
                       custodian
       **** 9(a)       Form of Amended and Restated Administrative Services
                       Plan of the Registrant
        *** 9(b)       Administrative Services Agreement between the Registrant
                       and LFBDS, as administrator
          * 9(c)       Sub-Administrative Services Agreement between
                       Citibank, N.A. and LFBDS
       **** 9(d)(i)    Form of Shareholder Servicing Agreement between the
                       Registrant and Citibank, N.A., as shareholder servicing
                       agent
       **** 9(d)(ii)   Form of Shareholder Servicing Agreement between
                       the Registrant and a federal savings bank, as
                       shareholder servicing agent
       **** 9(d)(iii)  Form of Shareholder Servicing Agreement between the
                       Registrant and LFBDS, as shareholder servicing agent


          * 9(e)       Transfer Agency and Servicing Agreement between the
                       Registrant and State Street Bank and Trust Company, as
                       transfer agent
       **** 9(f)       Form of Amended and Restated Exchange Privilege
                       Agreement between each of the trusts in the Landmark
                       Family of Funds, including the Registrant, and LFBDS, as
                       distributor
       **** 15(a)      Form of Amended and Restated Distribution Plan of the
                       Registrant with respect to Class A Shares of the Funds
       **** 15(b)      Form of Distribution Plan of the Registrant with respect
                       to Class B Shares of the Funds
       **** 16         Performance Calculations
   * and ** 25         Powers of Attorney for the Registrant

---------------------
   *  Incorporated herein by reference to Post-Effective Amendment No. 8 to the
      Registrant's Registration Statement on Form N-1A (File No. 33-5819) as
      filed with the Securities and Exchange Commission on January 2, 1992.
  **  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on December 18,
      1992.
 ***  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on December 16,
      1993.
****  Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on October 26, 1994.
***** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on March 3, 1995.



Item 25.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.


Item 26.  Number of Holders of Securities.

            Title of Class          Number of Record Holders


    Shares of Beneficial Interest    As of February 26, 1996
         (without par value)

   Landmark National Tax Free
   Income Fund
      Class A                                   7
      Class B                                   0



Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 8 to its


Registration Statement on Form N-1A (the "Amendment"); (b) Section 4 of the
Distribution Agreement between the Registrant and The Landmark Funds
Broker-Dealer Services, Inc., filed as an Exhibit to Post-Effective Amendment
No. 8; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.



     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium
Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio,
International Equity Portfolio, Emerging Asian Markets Equity Portfolio and
Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury
Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Asset
Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation
Portfolio 400 and Asset Allocation Portfolio 500), Landmark Multi-State Tax
Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free
Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income
Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds
(Landmark National Tax Free Income Fund and Landmark New York Tax Free Income
Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark
VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP
International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York
10043.

     The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J.
Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer,
PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief
Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief
Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel
Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The
Atlantic Council of the United States; Robert B. Shapiro, President and Chief
Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief
Executive Officer, The Boeing Company, Seattle, Washington; Mario Henrique
Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas
Foundation; Roger B. Smith, Former Chairman and Chief Executive Officer,
General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation,
New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive
Officer, E.I. DuPont De Nemours & Company.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, Pepsico, Inc.

Colby H. Chandler        Director, Digital Equipment Corporation
                         Director, Ford Motor Company
                         Director, J.C. Penney Company, Inc.



Pei-yuan Chia            None

Paul J. Collins          Director, Kimberly-Clark Corporation


Kenneth T. Derr          Director, Chevron Corporation
                         Director, Potlatch Corporation

H.J. Haynes              Director, Bechtel Group, Inc.
                         Director, Boeing Company
                         Director, Fremont Group, Inc.
                         Director, Hewlett-Packard Company
                         Director, Paccar Inc.
                         Director, Saudi Arabian Oil Company

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies
                           Incorporated
                         Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes        Director, Private Export Funding
                           Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board,
                           New Perspective Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

H. Onno Ruding           Member, Board of Supervisory Directors,
                           Amsterdam Trustee's Kantoor
                         Advisor, Intercena (C&A) (Netherlands)
                         Member, Board of Supervisory Directors,
                           Pechiney Nederland N.V.
                         Member, Board of Advisers, Robeco N.V.
                         Advisory Director, Unilever N.V.
                         Advisory Director, Unilever PLC

Robert B. Shapiro        Director, G.D. Searle & Co.
                         Director, Liposome Technology, Inc.
                         Director, Monsanto Company
                         Director, The Nutrasweet Company

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director, Boeing Company
                         Director, Boise Cascade Corp.



Mario Henrique Simonsen  Director, Companhia Bozano Simonsen
                           Comercioe E Industria
                         Director, Companhia Monteia & Aranha
                         President, Simposium Consultoria E
                           Servicos Tecnicos LTDA

Roger B. Smith           Director, International Paper Company
                         Director, Johnson & Johnson
                         Director, Pepsico, Inc.
                         Director, Rubatex Corporation

Franklin A. Thomas       Director, Aluminum Company of America
                         Director, American Telephone & Telegraph,
                           Co.
                         Director, CBS, Inc.
                         Director, Cummins Engine Company, Inc.
                         Director, Pepsico, Inc.

Edgar S. Woolard, Jr.    Director, E.I. DuPont De Nemours &
                           Company
                         Director, International Business Machines
                           Corp.
                         Director, Seagram Company, Ltd.


Item 29.  Principal Underwriters.


     (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the
Registrant's Distributor, is also the distributor for Landmark International
Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S.
Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves,
Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves,
Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark
California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark
New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark
Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund,
Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund,
Landmark New York Tax Free Income Fund, Landmark VIP Funds (Landmark VIP U.S.
Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity
Portfolio and Landmark VIP International Equity Portfolio), CitiSelectSM Folio
200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500.
LFBDS is also the placement agent for International Equity Portfolio, Balanced
Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income
Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Asset
Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation
Portfolio 400 and Asset Allocation Portfolio 500.


     (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No.
8-32417).

     (c) Not applicable.




Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

   NAME                                              ADDRESS

   The Landmark Funds Broker-Dealer                  6 St. James Avenue
   Services, Inc.                                    Boston, MA 02116
   (administrator and distributor)

   State Street Bank and Trust Company               1776 Heritage Drive
   (custodian and transfer agent)                    North Quincy, MA 02171

   Citibank, N.A.                                    153 East 53rd Street
   (investment adviser)                              New York, NY 10043

   SHAREHOLDER SERVICING AGENTS

   Citibank, N.A.                                    450 West 33rd Street
                                                     New York, NY 10001

   Citibank, N.A. -- Citigold                        666 5th Avenue
                                                     New York, NY 10043

   Citibank, N.A. -- The Citibank                    153 East 53rd Street
   Private Bank                                      New York, NY 10022

   Citibank, N.A. -- Citibank Global                 153 East 53rd Street
   Asset Management                                  New York, NY 10043

   Citibank, N.A. -- North American                  111 Wall Street
   Investor Services                                 New York, NY 10043

   Citicorp Investment Services                      One Court Square
                                                     Long Island City, NY 11120

   The Landmark Funds Broker-Dealer Services, Inc.   6 St. James Avenue
                                                     Boston, MA 02116


Item 31.  Management Services.

     Not applicable.


Item 32.  Undertakings.

     (a)  Not applicable.


     (b)  Not applicable.




     (c) The Registrant undertakes to furnish to each person to whom a prospectus of Landmark New York Tax Free Income Fund is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request without charge.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of February, 1996.

                               LANDMARK TAX FREE INCOME FUNDS

                               By: Philip W. Coolidge
                                   Philip W. Coolidge, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on February 27, 1996.

           Signature                        Title

   Philip W. Coolidge           President, Principal
   Philip W. Coolidge           Executive Officer and Trustee

   John R. Elder                Principal Financial Officer and Principal
   John R. Elder                Accounting Officer

   H.B. Alvord*                 Trustee
   H.B. Alvord

   Elliott J. Berv*             Trustee
   Elliott J. Berv

   Mark T. Finn*                Trustee
   Mark T. Finn

   Riley C. Gilley*             Trustee
   Riley C. Gilley

   Diana R. Harrington*         Trustee
   Diana R. Harrington

   Susan B. Kerley*             Trustee
   Susan B. Kerley

   C. Oscar Morong, Jr.*        Trustee
   C. Oscar Morong, Jr.

   Walter E. Robb, III*         Trustee
   Walter E. Robb, III

   E. Kirby Warren*             Trustee
   E. Kirby Warren



   William S. Woods, Jr.*       Trustee
   William S. Woods, Jr.

*By: Philip W. Coolidge
     Philip W. Coolidge
     Executed by Philip W. Coolidge on
     behalf of those indicated pursuant
     to Powers of Attorney.





                           EXHIBIT INDEX

          * 1(a)      Amended and Restated Declaration of Trust of Registrant
        *** 1(b)      Amendment to Registrant's Declaration of Trust
        *** 1(c)      Form of Establishment and Designation of Series of the Registrant
      ***** 1(d)      Amendment to Registrant's Declaration of Trust
        *** 2(a)      Amended and Restated By-Laws of Registrant
       **** 2(b)      Amendment to Amended and Restated By-Laws of Registrant
       **** 4(a)      Form of Certificate representing ownership of Class A shares of the Funds
       **** 4(b)      Form of Certificate representing ownership of Class B shares of the Funds
       **** 6(a)      Form of Amended and Restated Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), as
                      distributor, with respect to Class A Shares of the Funds
       **** 6(b)      Form of Distribution Agreement between the Registrant and LFBDS, as distributor, with respect to Class B Shares of the Funds
          * 7         Form of Custodian Contract between the Registrant and State Street Bank and
                      Trust Company ("State Street"), as custodian.
       **** 9(a)      Form of Amended and Restated Administrative Services Plan of the Registrant
        *** 9(b)      Administrative Services Agreement between the Registrant and LFBDS, as administrator
          * 9(c)      Sub-Administrative Services Agreement between Citibank, N.A. and LFBDS
       **** 9(d)(i)   Form of Shareholder Servicing Agreement between the Registrant and Citibank,
                      N.A., as shareholder servicing agent
       ****           9(d)(ii) Form of Shareholder Servicing Agreement between
                      the Registrant and a federal savings bank, as shareholder
                      servicing agent
       **** 9(d)(iii) Form of Shareholder Servicing Agreement between the Registrant and LFBDS, as shareholder servicing agent
          * 9(e)      Transfer Agency and Servicing Agreement between the Registrant and State
                      Street Bank and Trust Company, as transfer agent
       **** 9(f)      Form of Amended and Restated Exchange Privilege
                      Agreement between each of the trusts in the Landmark
                      Family of Funds, including the Registrant, and LFBDS, as
                      distributor
       **** 15(a)     Form of Amended and Restated Distribution Plan of the Registrant with respect to Class A Shares of the Funds
       **** 15(b)     Form of Distribution Plan of the Registrant with respect to Class B Shares of the
                      Funds
       **** 16        Performance Calculations
   * and ** 25        Powers of Attorney for the Registrant

---------------------
    * Incorporated herein by reference to Post-Effective Amendment No. 8 to the
      Registrant's Registration Statement on Form N-1A (File No. 33-5819) as
      filed with the Securities and Exchange Commission on January 2, 1992.
   ** Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on December 18, 1992.
  *** Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on December 16,
      1993.
 **** Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on October 26, 1994.
***** Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-5819)
      as filed with the Securities and Exchange Commission on March 3, 1995.


